Cover	Mar. 20, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	BEACON ROOFING SUPPLY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42492
Entity Tax Identification Number	36-4173371
Entity Address, Address Line One	505 Huntmar Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	571
Local Phone Number	323-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001124941
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BECN
Security Exchange Name	NASDAQ
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ